SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Financial Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of supplementary financial statement information [Abstract]
Interest expense	$ 2,144	$ 1,786	$ 984
Exchange differences, net	0	346	0
Bank commissions	25	26	22
Financial expenses	$ 2,169	$ 2,158	$ 1,006